Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Property, plant and equipment
Property, plant and equipment

11.Property, plant and equipment

At December 31, 2024 and 2023, the acquisition or manufacturing costs and the accumulated depreciation and impairment of property, plant and equipment consisted of the following:

Acquisition or manufacturing costs

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation				December 31,
	2024	translation	group	Additions	Reclassifications	Disposals	2024

Land	65,649	(773)	(452)	453	(835)	(908)	63,134
Buildings and improvements	4,306,223	199,727	(10,821)	35,332	173,622	(123,881)	4,580,202
Machinery and equipment	6,227,695	181,902	(29,366)	359,739	(28,078)	(294,745)	6,417,147
Construction in progress	384,052	1,247	(236)	250,854	(241,893)	(8,365)	385,659
Property, plant and equipment	10,983,619	382,103	(40,875)	646,378	(97,184)	(427,899)	11,446,142

Acquisition or manufacturing costs

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation				December 31,
	2023	translation	group	Additions	Reclassifications	Disposals	2023

Land	70,311	(3,569)	(1,634)	1,352	(249)	(562)	65,649
Buildings and improvements	4,424,685	(164,461)	(19,307)	22,896	127,230	(84,820)	4,306,223
Machinery and equipment	6,400,316	(179,190)	(34,115)	341,204	(20,967)	(279,553)	6,227,695
Construction in progress	362,838	(3,043)	(5,375)	281,784	(249,354)	(2,798)	384,052
Property, plant and equipment	11,258,150	(350,263)	(60,431)	647,236	(143,340)	(367,733)	10,983,619

Accumulated depreciation and impairment

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation					December 31,
	2024	translation	group	Additions	Impairment	Reclassifications	Disposals	2024

Land	512	(19)	—	—	340	(340)	(36)	457
Buildings and improvements	2,904,572	148,407	(4,661)	260,168	32,010	(24,597)	(116,052)	3,199,847
Machinery and equipment	4,295,704	129,773	(11,922)	462,657	45,291	(37,053)	(284,738)	4,599,712
Construction in progress	51	—	—	—	—	(51)	—	—
Property, plant and equipment	7,200,839	278,161	(16,583)	722,825	77,641	(62,041)	(400,826)	7,800,016

Accumulated depreciation and impairment

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation					December 31,
	2023	translation	group	Additions	Impairment	Reclassifications	Disposals	2023

Land	531	(53)	(2)	—	37	118	(119)	512
Buildings and improvements	2,860,577	(103,931)	(15,847)	267,053	11,616	(39,197)	(75,699)	2,904,572
Machinery and equipment	4,244,360	(124,684)	(25,764)	492,679	19,946	(81,120)	(229,713)	4,295,704
Construction in progress	—	—	36	—	15	—	—	51
Property, plant and equipment	7,105,468	(228,668)	(41,577)	759,732	31,614	(120,199)	(305,531)	7,200,839

Book value

in € THOUS

	December 31,	December 31,
	2024	2023

Land	62,677	65,137
Buildings and improvements	1,380,355	1,401,651
Machinery and equipment	1,817,435	1,931,991
Construction in progress	385,659	384,001
Property, plant and equipment	3,646,126	3,782,780

Depreciation expense for property, plant and equipment amounted to €722,825, €759,732 and €804,647 for the years ended December 31, 2024, 2023, and 2022, respectively. These expenses are allocated within costs of revenue, selling, general and administrative and R&D expenses depending upon the area in which the asset is used.

Under the terms of certain unconditional purchase agreements, the Company is obligated to purchase approximately €15,472 of property, plant and equipment, of which €12,182 is committed at December 31, 2024 for 2025. The terms of these agreements run 1 to 3 years.

Included in machinery and equipment at December 31, 2024 and 2023 were €891,699 and €873,055, respectively, of peritoneal dialysis cycler machines which the Company leases to customers with ESRD on a month-to-month basis and hemodialysis machines which the Company leases to physicians under operating leases.

At December 31, 2024 and 2023, the effects of hyperinflation on property, plant and equipment consisted of the following:

Effect of hyperinflation

in € THOUS

		Accumulated
	Acquisition or	depreciation	December 31,
	manufacturing costs	and impairment	2024

Land	—	—	—
Buildings and improvements	1,537	276	1,261
Machinery and equipment	41,184	18,933	22,251
Construction in progress	—	—	—
Property, plant and equipment	42,721	19,209	23,512

		Accumulated
	Acquisition or	depreciation	December 31,
	manufacturing costs	and impairment	2023

Land	5,940	—	5,940
Buildings and improvements	62,528	24,834	37,694
Machinery and equipment	136,341	84,160	52,181
Construction in progress	3,886	18	3,868
Property, plant and equipment	208,695	109,012	99,683